Equity Based Compensation (Details) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended		12 Months Ended		32 Months Ended
	Nov. 01, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Equity Based Compensation
Shares authorized for issuance		1,934,000
Shares authorized expressed as a percentage of outstanding capital stock		10.00%
Fair value assumptions
Volatility, Minimum (as a percent)		113.40%		128.57%
Volatility, Maximum (as a percent)		165.62%		181.46%
Risk-Free Rate, minimum (as a percent)		0.04%		0.63%
Risk-Free Rate, maximum (as a percent)		1.73%		2.00%
Shares
Outstanding at the beginning of the period (in shares)		186,000	68,000	68,000
Granted (in shares)	685,000	697,000		127,000
Forfeited or expired (in shares)		(36,860)		(9,000)		(153,000)
Outstanding at the end of the period (in shares)		846,300		186,000	68,000	186,000
Vested at the end of the period (in shares)		839,634		132,000		132,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)		$ 160.71	$ 212.50	$ 212.50
Granted (in dollars per share)		$ 4.22		$ 130.66
Forfeited or expired (in dollars per share)		$ 141.67		$ 130.00
Outstanding at the end of the period (in dollars per share)		$ 32.66		$ 160.71	$ 212.50	$ 160.71
Vested at the end of the period (in dollars per share)		$ 31.88		$ 171.67		$ 171.67
Weighted-Average Remaining Term
Outstanding at the beginning of the period		9 years 7 months 2 days		9 years 7 days	7 years 8 months 8 days
Granted during the period		0 years		9 years 4 days
Outstanding at the end of the period		9 years 7 months 2 days		9 years 7 days	7 years 8 months 8 days
Vested the end of the period		9 years 7 months 2 days		8 years 10 months 13 days
Additional disclosures
Weighted average grant date fair value (in dollars per share)		$ 2.40	$ 95.27	$ 95.24	$ 156.770	$ 108.430
Non-vested Stock Options, Shares
Non-vested at the beginning of the period (in shares)		54,000	20,000	20,000
Granted (in shares)	685,000	697,000		127,000
Vested (in shares)		(730,217)		(84,000)
Forfeited (in shares)		(14,000)		(9,000)
Non-vested at the end of the period (in shares)		6,666		54,000	20,000	54,000
Non-vested Stock Options, Weighted Average Grant Date Fair Value
Non-vested at the beginning of the period (in dollars per share)		$ 99.63	$ 123.48	$ 123.48
Granted (in dollars per share)		$ 2.40		$ 95.24
Vested (in dollars per share)		$ 6.50		$ 96.24
Forfeited (in dollars per share)		$ 130.59		$ 123.10
Non-vested at the end of the period (in dollars per share)		$ 70.71		$ 99.63	$ 123.48	$ 99.63
Additional disclosures
Total unrecognized compensation expense (in dollars)		$ 0.2		$ 2.2		$ 2.2
Weighted-average period over which cost is expected to be recognized				1 year
Stock-based compensation costs		$ 1.8	$ 9.7	$ 10.3	$ 9.7	$ 16.9
Minimum
Fair value assumptions
Expected term		3 months		5 years
Weighted-Average Exercise Price
Granted (in dollars per share)	$ 2.25
Maximum
Fair value assumptions
Expected term		9 years 3 months		9 years 5 months 19 days
Weighted-Average Exercise Price
Granted (in dollars per share)	$ 2.36
Additional disclosures
Weighted-average period over which cost is expected to be recognized		1 year
Outstanding options expiring in 2023 with exercise price of $2.25
Shares
Outstanding at the end of the period (in shares)		75,000
Vested at the end of the period (in shares)		75,000
Weighted-Average Exercise Price
Outstanding at the end of the period (in dollars per share)		$ 2.25
Outstanding options expiring in 2023 with exercise price of $2.36
Shares
Outstanding at the end of the period (in shares)		610,000
Vested at the end of the period (in shares)		610,000
Weighted-Average Exercise Price
Outstanding at the end of the period (in dollars per share)		$ 2.36
Outstanding options expiring in 2022 with exercise price of $130
Shares
Outstanding at the end of the period (in shares)		95,000
Vested at the end of the period (in shares)		88,334
Weighted-Average Exercise Price
Outstanding at the end of the period (in dollars per share)		$ 130.00
Outstanding options expiring in 2022 with exercise price of $144
Shares
Outstanding at the end of the period (in shares)		6,000
Vested at the end of the period (in shares)		6,000
Weighted-Average Exercise Price
Outstanding at the end of the period (in dollars per share)		$ 144.00
Outstanding options expiring in 2021 with exercise price of $212.50
Shares
Outstanding at the end of the period (in shares)		60,300
Vested at the end of the period (in shares)		60,300
Weighted-Average Exercise Price
Outstanding at the end of the period (in dollars per share)		$ 212.50